Distribution Date:	08/17/26	BBCMS Mortgage Trust 2023-C19
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	15-16		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	17	Special Servicer	K-Star Asset Management LLC
Historical Detail	18		Attention: Lindsey Wright	Lindsey.Wright@KKR.com
Delinquency Loan Detail	19		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: BBCMS 2023-C19 – Transaction Manager	notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05553RAA8	5.698000%	5,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2A	05553RAB6	5.756000%	120,000,000.00	64,819,859.04	98,741.94	310,919.26	0.00	0.00	409,661.20	64,721,117.10	31.73%	30.00%
A-2B	05553RAZ3	5.753000%	176,000,000.00	176,000,000.00	0.00	843,773.33	0.00	0.00	843,773.33	176,000,000.00	31.73%	30.00%
A-5	05553RAC4	5.451000%	287,500,000.00	287,500,000.00	0.00	1,305,968.75	0.00	0.00	1,305,968.75	287,500,000.00	31.73%	30.00%
A-SB	05553RAD2	5.700000%	5,800,000.00	5,800,000.00	0.00	27,550.00	0.00	0.00	27,550.00	5,800,000.00	31.73%	30.00%
A-S	05553RAG5	6.070000%	100,861,000.00	100,861,000.00	0.00	510,188.56	0.00	0.00	510,188.56	100,861,000.00	18.83%	18.13%
B	05553RAH3	6.560739%	39,283,000.00	39,283,000.00	0.00	214,771.26	0.00	0.00	214,771.26	39,283,000.00	13.81%	13.50%
C	05553RAJ9	6.612739%	33,974,000.00	33,974,000.00	0.00	187,217.66	0.00	0.00	187,217.66	33,974,000.00	9.46%	9.50%
D-RR	05553RAL4	6.612739%	10,617,000.00	10,617,000.00	0.00	58,506.21	0.00	0.00	58,506.21	10,617,000.00	8.11%	8.25%
E-RR	05553RAN0	6.612739%	8,494,000.00	8,494,000.00	0.00	46,807.17	0.00	0.00	46,807.17	8,494,000.00	7.02%	7.25%
F-RR	05553RAQ3	6.612739%	8,494,000.00	8,494,000.00	0.00	46,807.17	0.00	0.00	46,807.17	8,494,000.00	5.94%	6.25%
G-RR	05553RAS9	6.612739%	14,863,000.00	14,863,000.00	0.00	81,904.28	0.00	0.00	81,904.28	14,863,000.00	4.04%	4.50%
H-RR	05553RAU4	6.612739%	9,556,000.00	9,556,000.00	0.00	52,659.45	0.00	0.00	52,659.45	9,556,000.00	2.81%	3.38%
J-RR*	05553RAW0	6.612739%	28,665,938.00	22,005,955.62	0.00	14,577.02	0.00	0.00	14,577.02	22,005,955.62	0.00%	0.00%
R	05553RAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05553RBB5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			849,358,938.00	782,267,814.66	98,741.94	3,701,650.12	0.00	0.00	3,800,392.06	782,169,072.72

X-A	05553RAE0	1.022508%	594,551,000.00	534,119,859.04	0.00	455,118.04	0.00	0.00	455,118.04	534,021,117.10
X-B	05553RAF7	0.405183%	140,144,000.00	140,144,000.00	0.00	47,319.93	0.00	0.00	47,319.93	140,144,000.00
Notional SubTotal			734,695,000.00	674,263,859.04	0.00	502,437.97	0.00	0.00	502,437.97	674,165,117.10

Deal Distribution Total					98,741.94	4,204,088.09	0.00	0.00	4,302,830.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05553RAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2A	05553RAB6	540.16549200	0.82284950	2.59099383	0.00000000	0.00000000	0.00000000	0.00000000	3.41384333	539.34264250
A-2B	05553RAZ3	1,000.00000000	0.00000000	4.79416665	0.00000000	0.00000000	0.00000000	0.00000000	4.79416665	1,000.00000000
A-5	05553RAC4	1,000.00000000	0.00000000	4.54250000	0.00000000	0.00000000	0.00000000	0.00000000	4.54250000	1,000.00000000
A-SB	05553RAD2	1,000.00000000	0.00000000	4.75000000	0.00000000	0.00000000	0.00000000	0.00000000	4.75000000	1,000.00000000
A-S	05553RAG5	1,000.00000000	0.00000000	5.05833335	0.00000000	0.00000000	0.00000000	0.00000000	5.05833335	1,000.00000000
B	05553RAH3	1,000.00000000	0.00000000	5.46728254	0.00000000	0.00000000	0.00000000	0.00000000	5.46728254	1,000.00000000
C	05553RAJ9	1,000.00000000	0.00000000	5.51061576	0.00000000	0.00000000	0.00000000	0.00000000	5.51061576	1,000.00000000
D-RR	05553RAL4	1,000.00000000	0.00000000	5.51061599	0.00000000	0.00000000	0.00000000	0.00000000	5.51061599	1,000.00000000
E-RR	05553RAN0	1,000.00000000	0.00000000	5.51061573	0.00000000	0.00000000	0.00000000	0.00000000	5.51061573	1,000.00000000
F-RR	05553RAQ3	1,000.00000000	0.00000000	5.51061573	0.00000000	0.00000000	0.00000000	0.00000000	5.51061573	1,000.00000000
G-RR	05553RAS9	1,000.00000000	0.00000000	5.51061562	0.00000000	0.00000000	0.00000000	0.00000000	5.51061562	1,000.00000000
H-RR	05553RAU4	1,000.00000000	0.00000000	5.51061637	0.00000000	0.00000000	0.00000000	0.00000000	5.51061637	1,000.00000000
J-RR	05553RAW0	767.66912773	0.00000000	0.50851362	3.72181612	91.57138762	0.00000000	0.00000000	0.50851362	767.66912773
R	05553RAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05553RBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05553RAE0	898.35835620	0.00000000	0.76548192	0.00000000	0.00000000	0.00000000	0.00000000	0.76548192	898.19227804
X-B	05553RAF7	1,000.00000000	0.00000000	0.33765220	0.00000000	0.00000000	0.00000000	0.00000000	0.33765220	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2A	07/01/26 - 07/30/26	30	0.00	310,919.26	0.00	310,919.26	0.00	0.00	0.00	310,919.26	0.00
A-2B	07/01/26 - 07/30/26	30	0.00	843,773.33	0.00	843,773.33	0.00	0.00	0.00	843,773.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,305,968.75	0.00	1,305,968.75	0.00	0.00	0.00	1,305,968.75	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	27,550.00	0.00	27,550.00	0.00	0.00	0.00	27,550.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	455,118.04	0.00	455,118.04	0.00	0.00	0.00	455,118.04	0.00
X-B	07/01/26 - 07/30/26	30	0.00	47,319.93	0.00	47,319.93	0.00	0.00	0.00	47,319.93	0.00
A-S	07/01/26 - 07/30/26	30	0.00	510,188.56	0.00	510,188.56	0.00	0.00	0.00	510,188.56	0.00
B	07/01/26 - 07/30/26	30	0.00	214,771.26	0.00	214,771.26	0.00	0.00	0.00	214,771.26	0.00
C	07/01/26 - 07/30/26	30	0.00	187,217.66	0.00	187,217.66	0.00	0.00	0.00	187,217.66	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	58,506.21	0.00	58,506.21	0.00	0.00	0.00	58,506.21	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	46,807.17	0.00	46,807.17	0.00	0.00	0.00	46,807.17	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	46,807.17	0.00	46,807.17	0.00	0.00	0.00	46,807.17	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	81,904.28	0.00	81,904.28	0.00	0.00	0.00	81,904.28	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	52,659.45	0.00	52,659.45	0.00	0.00	0.00	52,659.45	0.00
J-RR	07/01/26 - 07/30/26	30	2,504,489.09	121,266.37	0.00	121,266.37	106,689.35	0.00	0.00	14,577.02	2,624,979.72
Totals			2,504,489.09	4,310,777.44	0.00	4,310,777.44	106,689.35	0.00	0.00	4,204,088.09	2,624,979.72

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	Additional Information
Total Available Distribution Amount (1)	4,302,830.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,324,562.09	Master Servicing Fee	5,094.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,776.61
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	336.81
ARD Interest	0.00	Operating Advisor Fee	1,374.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	202.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,324,562.09	Total Fees	13,784.64

Principal		Expenses/Reimbursements
Scheduled Principal	98,741.94	Reimbursement for Interest on Advances	991.65
Unscheduled Principal Collections		ASER Amount	78,794.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,903.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	98,741.94	Total Expenses/Reimbursements	106,689.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,204,088.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	98,741.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,302,830.03
Total Funds Collected	4,423,304.03	Total Funds Distributed	4,423,304.02

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	782,267,814.66	782,267,814.66	Beginning Certificate Balance	782,267,814.66
(-) Scheduled Principal Collections	98,741.94	98,741.94	(-) Principal Distributions	98,741.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	782,169,072.72	782,169,072.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	782,289,077.26	782,289,077.26	Ending Certificate Balance	782,169,072.72
Ending Actual Collateral Balance	782,206,753.16	782,206,753.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP	Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP
4,999,999 or less	4	15,962,423.16	2.04%	79	6.8777	1.826157	1.39 or less	13	222,038,048.67	28.39%	58	6.6981	1.217537
5,000,000 to 9,999,999	6	46,296,651.85	5.92%	79	6.7170	1.403001	1.40 to 1.69	8	166,921,797.94	21.34%	80	6.4779	1.546810
10,000,000 to 19,999,999	10	124,713,218.03	15.94%	71	6.8026	2.043700	1.70 to 1.79	1	31,200,000.00	3.99%	80	6.1400	1.780000
20,000,000 to 29,999,999	11	275,515,895.09	35.22%	50	6.5118	1.747361	1.80 to 1.89	3	60,256,539.13	7.70%	75	5.7258	1.841294
30,000,000 to 39,999,999	3	97,866,667.00	12.51%	60	6.1064	1.885586	1.90 to 1.99	4	102,900,000.00	13.16%	25	6.4978	1.949145
40,000,000 to 47,499,999	4	160,000,000.00	20.46%	49	6.0533	1.805000	2.00 to 2.49	5	95,792,238.95	12.25%	24	6.0392	2.203104
47,500,000 or higher	1	54,500,000.00	6.97%	80	6.2190	1.430000	2.50 or more	5	95,746,230.44	12.24%	78	6.4346	2.872677
Totals	40	782,169,072.72	100.00%	59	6.4198	1.778378	Totals	40	782,169,072.72	100.00%	59	6.4198	1.778378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP	West Virginia	1	164,232.39	0.02%	79	6.9700	2.030000
Alabama	4	1,468,430.80	0.19%	79	6.9700	2.030000	Totals	95	782,169,072.72	100.00%	59	6.4198	1.778378
Arizona	1	65,000,000.00	8.31%	19	6.2142	1.940000
									Property Type³
California	32	157,832,935.40	20.18%	76	6.6468	1.312362
Connecticut	1	260,349.69	0.03%	19	6.1380	1.090000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	6	1,286,797.02	0.16%	19	6.1380	1.090000		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	5	2,617,652.86	0.33%	61	6.7183	1.745673	Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP
Illinois	6	40,289,213.22	5.15%	80	6.1993	1.846464	Industrial	16	144,693,462.29	18.50%	76	7.0037	1.534540
Iowa	2	4,284,742.49	0.55%	77	6.4400	1.800000	Lodging	13	75,167,726.97	9.61%	78	7.1576	2.107651
Kansas	3	8,259,259.34	1.06%	76	6.8050	1.930000	Mixed Use	5	161,043,895.09	20.59%	68	6.3159	1.340021
Louisiana	1	1,722,417.45	0.22%	80	6.8300	1.320000	Mobile Home Park	11	4,492,238.97	0.57%	79	6.9700	2.030000
Maine	1	28,192,000.00	3.60%	70	4.9200	1.830000	Multi-Family	3	34,467,000.00	4.41%	72	5.3205	1.735330
Maryland	1	7,920,000.00	1.01%	80	6.7200	1.600000	Office	6	93,801,149.68	11.99%	33	5.9797	2.047824
Missouri	2	5,240,583.41	0.67%	77	6.4400	1.800000	Other	1	26,400,000.00	3.38%	19	7.0620	1.980000
Nevada	3	479,420.46	0.06%	19	6.1380	1.090000	Retail	39	234,789,382.14	30.02%	49	6.1235	2.010817
New Jersey	4	165,496,230.43	21.16%	79	6.6483	2.133224	Totals	95	782,169,072.72	100.00%	59	6.4198	1.778378
New York	5	86,398,895.09	11.05%	26	6.4560	1.683477
North Carolina	4	18,828,663.65	2.41%	78	6.9427	1.408372
Oklahoma	3	5,595,263.93	0.72%	52	6.5243	1.576523
Pennsylvania	2	12,226,786.16	1.56%	67	6.7121	1.564368
South Carolina	1	193,214.58	0.02%	79	6.9700	2.030000
Texas	2	66,400,000.00	8.49%	55	6.4222	1.769157
Virginia	2	41,947,766.76	5.36%	22	6.0938	2.292638
Washington	1	22,750,000.00	2.91%	79	5.7420	2.670000
Washington, DC	1	30,000,000.00	3.84%	16	6.0500	1.220000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP	Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP
	4.99999 or less	1	28,192,000.00	3.60%	70	4.9200	1.830000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 5.50000	1	6,450,000.00	0.82%	80	5.4700	1.490000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50001 to 5.99999	5	134,250,000.00	17.16%	57	5.8928	1.810633	25 months or greater	39	774,854,855.13	99.06%	59	6.4119	1.783143
	6.00000 to 6.49999	13	361,378,349.03	46.20%	54	6.1601	1.844390	Totals	40	782,169,072.72	100.00%	59	6.4198	1.778378
	6.50000 to 7.00000	7	57,434,221.10	7.34%	78	6.7943	1.615163
	7.00001 or greater	12	187,150,285.00	23.93%	60	7.4105	1.699754
	Totals	40	782,169,072.72	100.00%	59	6.4198	1.778378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP	Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP
	109 months or less	39	774,854,855.13	99.06%	59	6.4119	1.783143	Interest Only	29	664,350,809.90	84.94%	58	6.2774	1.774441
110 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	354 months or less	10	110,504,045.23	14.13%	63	7.2208	1.835462
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	782,169,072.72	100.00%	59	6.4198	1.778378	Totals	40	782,169,072.72	100.00%	59	6.4198	1.778378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	7,314,217.59	0.94%	80	7.2500	NAP			No outstanding loans in this group
Underwriter's Information		1	54,500,000.00	6.97%	80	6.2190	1.430000
	12 months or less	33	648,383,624.69	82.90%	55	6.3784	1.742002
	13 months to 24 months	2	42,700,000.00	5.46%	79	6.3191	1.820398
	25 months or greater	3	29,271,230.44	3.74%	76	7.6503	3.297633
	Totals	40	782,169,072.72	100.00%	59	6.4198	1.778378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A-2-C1	10245641	1	RT	Scottsdale	AZ	Actual/360	6.214%	214,046.39	0.00	0.00	N/A	03/06/28	--	40,000,000.00	40,000,000.00	08/06/26
1-A-2-C3-1	10245642	1				Actual/360	6.214%	133,778.99	0.00	0.00	N/A	03/06/28	--	25,000,000.00	25,000,000.00	08/06/26
2-A-4	10245643	1	MU	West Hollywood	CA	Actual/360	5.941%	204,636.90	0.00	0.00	N/A	02/06/33	--	40,000,000.00	40,000,000.00	08/06/26
2-A-8	10245644	1				Actual/360	5.941%	127,898.07	0.00	0.00	N/A	02/06/33	--	25,000,000.00	25,000,000.00	08/06/26
3	10245645	1	MU	Fort Lee	NJ	Actual/360	6.219%	291,861.13	0.00	0.00	N/A	04/06/33	--	54,500,000.00	54,500,000.00	06/06/24
4-A-1-1	10245646	1	RT	Blackwood	NJ	Actual/360	6.124%	193,359.63	0.00	0.00	N/A	03/01/33	--	36,666,667.00	36,666,667.00	08/01/26
4-A-2-1	10245648	1				Actual/360	6.124%	70,312.59	0.00	0.00	N/A	03/01/33	--	13,333,333.00	13,333,333.00	08/01/26
5-A-3-1	10245650	1	IN	Rialto	CA	Actual/360	7.610%	163,826.39	0.00	0.00	N/A	12/06/32	--	25,000,000.00	25,000,000.00	07/06/26
5-A-5	10245651	1				Actual/360	7.610%	131,061.11	0.00	0.00	N/A	12/06/32	--	20,000,000.00	20,000,000.00	07/06/26
5-A-7	10245652	1				Actual/360	7.610%	19,659.17	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	07/06/26
6-A-13-1	10245654	1	RT	Valley Stream	NY	Actual/360	5.899%	126,992.36	0.00	0.00	N/A	01/06/28	--	25,000,000.00	25,000,000.00	08/06/26
6-A-5	10245653	1				Actual/360	5.899%	109,213.43	0.00	0.00	N/A	01/06/28	--	21,500,000.00	21,500,000.00	08/06/26
7-A-1	10245655	1	OF	Herndon	VA	Actual/360	6.058%	208,664.44	0.00	0.00	N/A	03/05/28	--	40,000,000.00	40,000,000.00	08/05/26
8	10245658	1	RT	Fort Worth	TX	Actual/360	6.000%	206,666.67	0.00	0.00	N/A	03/06/33	--	40,000,000.00	40,000,000.00	08/06/26
10-A-3	10245661	1	IN	Parsippany	NJ	Actual/360	7.260%	184,424.17	0.00	0.00	N/A	04/06/33	--	29,500,000.00	29,500,000.00	08/06/26
10-A-4	10245662	1				Actual/360	7.260%	53,139.17	0.00	0.00	N/A	04/06/33	--	8,500,000.00	8,500,000.00	08/06/26
11	10245663	1	IN	Mount Vernon	IL	Actual/360	6.140%	164,961.33	0.00	0.00	04/06/33	04/06/38	--	31,200,000.00	31,200,000.00	07/06/26
12	10245664	1	OF	Washington	DC	Actual/360	6.050%	156,291.67	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	08/06/26
13	10245665	1	MU	New York	NY	Actual/360	7.490%	175,498.88	36,404.94	0.00	N/A	12/06/27	--	27,210,300.03	27,173,895.09	08/06/26
14	10245666	1	MF	Portland	ME	Actual/360	4.920%	119,440.11	0.00	0.00	N/A	06/01/32	--	28,192,000.00	28,192,000.00	08/01/26
15	10245667	1	98	Bryan	TX	Actual/360	7.062%	160,542.80	0.00	0.00	N/A	03/01/28	--	26,400,000.00	26,400,000.00	08/01/26
16-A-2-1	10245668	1	LO	Atlantic City	NJ	Actual/360	7.795%	77,234.60	8,208.92	0.00	N/A	11/06/32	--	11,506,324.14	11,498,115.22	06/06/26
16-A-2-2	10245669	1				Actual/360	7.795%	77,234.60	8,208.92	0.00	N/A	11/06/32	--	11,506,324.14	11,498,115.22	06/06/26
17	10245670	1	OF	Bellevue	WA	Actual/360	5.742%	112,487.38	0.00	0.00	N/A	03/06/33	--	22,750,000.00	22,750,000.00	08/06/26
18	10244199	1	Various Various		Various	Actual/360	6.138%	73,012.89	0.00	0.00	N/A	03/11/28	--	13,813,809.90	13,813,809.90	08/11/26
19	10245671	1	RT	Yorba Linda	CA	Actual/360	6.430%	101,049.24	0.00	0.00	N/A	04/06/33	--	18,250,000.00	18,250,000.00	08/06/26
20	10245672	1	LO	Various	Various	Actual/360	6.440%	76,668.31	10,641.38	0.00	N/A	01/06/33	--	13,825,180.51	13,814,539.13	08/06/26
21	10245673	1	IN	Various	Various	Actual/360	6.805%	67,388.40	0.00	0.00	N/A	12/06/32	--	11,500,000.00	11,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	10245674	1	LO	Hesperia	CA	Actual/360	7.315%	69,050.21	8,534.53	0.00	N/A	04/01/33	--	10,962,042.15	10,953,507.62	08/01/26
23	10245675	1	LO	Wake Forest	NC	Actual/360	6.922%	59,966.60	8,680.92	0.00	N/A	04/01/33	--	10,060,478.86	10,051,797.94	08/01/26
24	10245676	1	LO	Mechanicsburg	PA	Actual/360	6.840%	58,900.00	0.00	0.00	N/A	02/06/33	--	10,000,000.00	10,000,000.00	08/06/26
25	10245677	1	IN	Pomona	CA	Actual/360	6.570%	55,443.50	0.00	0.00	N/A	02/01/33	--	9,800,000.00	9,800,000.00	08/01/26
26	10245678	1	MU	Frederick	MD	Actual/360	6.720%	45,830.40	0.00	0.00	N/A	04/01/33	--	7,920,000.00	7,920,000.00	08/01/26
27	10245679	1	LO	Smithfield	NC	Actual/360	7.032%	44,554.08	6,172.35	0.00	N/A	04/01/33	--	7,357,824.20	7,351,651.85	08/01/26
29	10245681	1	RT	Northfield	OH	Actual/360	7.250%	45,692.96	4,788.08	0.00	N/A	04/06/33	--	7,319,005.67	7,314,217.59	08/06/26
30	10245682	1	MU	Brooklyn	NY	Actual/360	5.470%	30,381.29	0.00	0.00	N/A	04/06/33	--	6,450,000.00	6,450,000.00	08/06/26
31	10245683	1	MF	Brooklyn	NY	Actual/360	7.120%	38,472.72	0.00	0.00	N/A	03/06/33	--	6,275,000.00	6,275,000.00	07/06/24
33	10242027	1	RT	Plainfield	IL	Actual/360	6.370%	26,329.33	0.00	0.00	N/A	04/01/33	--	4,800,000.00	4,800,000.00	08/01/26
34	10245685	1	MH	Various	Various	Actual/360	6.970%	26,985.32	3,857.62	0.00	N/A	03/06/33	--	4,496,096.57	4,492,238.95	08/06/26
35	10241659	1	RT	Various	Various	Actual/360	6.830%	21,604.86	3,244.28	0.00	N/A	04/01/33	--	3,673,428.49	3,670,184.21	08/01/26
Totals								4,324,562.09	98,741.94	0.00				782,267,814.66	782,169,072.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-2-C1	1	80,025,666.20	87,040,578.73	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-2-C3-1	1	80,025,666.20	87,040,578.73	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-4	1	23,923,224.00	25,134,512.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-8	1	23,923,224.00	25,134,512.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	0.00	--	--	12/11/24	13,625,000.00	1,501,068.92	218,202.45	5,943,103.53	4,037,984.67	0.00
4-A-1-1	1	12,376,946.04	12,372,545.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-2-1	1	0.00	12,372,545.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-3-1	1	17,360,662.00	19,357,437.00	01/01/25	12/31/25	--	0.00	0.00	163,772.57	163,772.57	0.00	0.00
5-A-5	1	17,360,662.00	19,357,437.00	01/01/25	12/31/25	--	0.00	0.00	131,018.05	131,018.05	0.00	0.00
5-A-7	1	17,360,662.00	19,357,437.00	01/01/25	12/31/25	--	0.00	0.00	19,652.71	19,652.71	0.00	0.00
6-A-13-1	1	50,442,621.32	47,723,644.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-5	1	50,442,621.32	47,723,644.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-1	1	8,555,947.81	4,377,095.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	4,359,864.37	2,178,915.05	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A-3	1	11,216,948.75	11,688,800.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A-4	1	11,216,948.75	11,688,800.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	3,470,078.17	01/01/24	12/31/24	02/11/26	0.00	0.00	164,894.16	164,894.16	0.00	0.00
12	1	7,842,740.69	7,827,357.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	14,472,142.66	13,087,043.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	4,800,945.50	5,091,300.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	3,689,008.17	3,799,075.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	41,603.23	0.00
16-A-2-1	1	0.00	17,378,657.00	01/01/23	12/31/23	--	0.00	0.00	85,290.93	170,838.26	0.00	0.00
16-A-2-2	1	0.00	17,378,657.00	01/01/23	12/31/23	--	0.00	0.00	85,290.93	170,838.26	0.00	0.00
17	1	3,653,794.86	3,812,124.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	61,720,734.53	30,936,279.25	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,351,280.12	2,372,180.18	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	6,324,807.35	4,775,272.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	7,859,328.00	8,255,146.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1	566,878.32	481,947.62	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,376,111.44	1,377,602.70	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,345,225.13	1,293,158.46	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	797,766.42	837,114.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	897,570.15	898,430.95	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	834,851.65	820,796.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	523,794.45	543,238.22	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	150,396.95	07/01/23	09/30/23	02/17/26	955,845.10	166,641.25	32,531.18	777,470.42	303,908.76	0.00
33	1	717,542.68	408,794.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	775,270.69	766,178.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	430,337.67	430,338.33	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		529,571,795.24	558,739,649.43				14,580,845.10	1,667,710.17	900,652.98	7,541,587.96	4,383,496.66	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	2	22,996,230.44	0	0.00	2	60,775,000.00	3	91,975,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.419780%	6.399316%	59
07/17/26	0	0.00	0	0.00	2	60,775,000.00	3	91,975,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.419888%	6.399425%	60
06/17/26	0	0.00	0	0.00	2	60,775,000.00	3	91,975,000.00	0	0.00	0	0.00	1	1,095,273.53	0	0.00	6.420020%	6.399557%	61
05/15/26	0	0.00	0	0.00	2	60,775,000.00	3	91,975,000.00	0	0.00	1	31,200,000.00	0	0.00	0	0.00	6.419733%	6.399264%	62
04/17/26	2	23,071,098.50	0	0.00	3	91,975,000.00	3	91,975,000.00	0	0.00	0	0.00	1	3,396,017.65	0	0.00	6.419863%	6.399395%	63
03/17/26	0	0.00	2	23,087,017.14	3	91,975,000.00	3	91,975,000.00	0	0.00	1	18,305,101.08	0	0.00	0	0.00	6.418752%	6.398263%	64
02/18/26	2	23,117,746.42	0	0.00	3	91,975,000.00	3	91,975,000.00	0	0.00	0	0.00	1	4,194,898.92	0	0.00	6.418928%	6.398440%	65
01/16/26	0	0.00	0	0.00	5	115,108,354.04	4	91,975,000.00	0	0.00	0	0.00	0	0.00	1	3,946,433.84	6.417542%	6.397028%	66
12/17/25	0	0.00	2	23,148,857.58	4	99,555,000.00	4	99,555,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.423166%	6.402702%	67
11/18/25	2	23,169,241.10	0	0.00	4	99,555,000.00	4	99,555,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.423289%	6.402825%	68
10/20/25	2	23,184,505.36	0	0.00	4	99,555,000.00	4	68,355,000.00	0	0.00	0	0.00	0	0.00	4	44,423,584.06	6.423388%	6.402925%	69
09/17/25	0	0.00	0	0.00	6	108,255,000.00	4	71,155,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.402797%	6.382618%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	10245645	06/06/24	25	6	218,202.45	5,943,103.53	5,039,703.21	54,500,000.00	01/18/24	98		06/03/24
5-A-3-1	10245650	07/06/26	0	B	163,772.57	163,772.57	0.00	25,000,000.00
5-A-5	10245651	07/06/26	0	B	131,018.05	131,018.05	0.00	20,000,000.00
5-A-7	10245652	07/06/26	0	B	19,652.71	19,652.71	0.00	3,000,000.00
11	10245663	07/06/26	0	B	164,894.16	164,894.16	0.00	31,200,000.00	04/09/25	9		11/05/25
16-A-2-1	10245668	06/06/26	1	1	85,290.93	170,838.26	0.00	11,516,955.44	05/05/25	2
16-A-2-2	10245669	06/06/26	1	1	85,290.93	170,838.26	0.00	11,516,955.44	05/05/25	2
31	10245683	07/06/24	24	6	32,531.18	777,470.42	439,329.45	6,275,000.00	02/05/24	2		12/19/24
Totals					900,652.98	7,541,587.96	5,479,032.66	163,008,910.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		248,887,705	248,887,705	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		533,281,368	418,310,137	22,996,230		91,975,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	782,169,073	698,397,842	22,996,230	0	54,500,000	6,275,000
Jul-26	782,267,815	721,492,815	0	0	0	60,775,000
Jun-26	782,387,588	721,612,588	0	0	0	60,775,000
May-26	783,580,242	691,605,242	0	0	0	91,975,000
Apr-26	783,698,705	668,652,607	23,071,099	0	0	91,975,000
Mar-26	787,190,759	672,128,742	0	23,087,017	0	91,975,000
Feb-26	787,351,420	672,258,674	23,117,746	0	0	91,975,000
Jan-26	791,640,756	676,532,401	0	0	23,133,354	91,975,000
Dec-25	799,304,434	676,600,576	0	23,148,858	7,580,000	91,975,000
Nov-25	799,406,909	676,682,668	23,169,241	0	7,580,000	91,975,000
Oct-25	799,489,411	676,749,906	23,184,505	0	38,780,000	60,775,000
Sep-25	847,040,756	738,785,756	0	0	53,755,000	54,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	10245645	54,500,000.00	54,500,000.00	84,000,000.00	10/19/22	5,073,487.00	1.43000	--	04/06/33	I/O
11	10245663	31,200,000.00	31,200,000.00	50,500,000.00	10/16/25	3,470,078.17	1.78000	12/31/24	04/06/38	I/O
16-A-2-1	10245668	11,498,115.22	11,516,955.44	140,000,000.00	08/03/22	16,068,499.00	3.84000	12/31/23	11/06/32	314
16-A-2-2	10245669	11,498,115.22	11,516,955.44	140,000,000.00	08/03/22	16,068,499.00	3.84000	12/31/23	11/06/32	314
31	10245683	6,275,000.00	6,275,000.00	7,100,000.00	01/06/26	149,696.95	1.31000	09/30/23	03/06/33	I/O
Totals		114,971,230.44	115,008,910.88	421,600,000.00		40,830,260.12

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	10245645	MU	NJ	01/18/24	98

The Loan transferred to special servicing effective 1/18/24 due to various ongoing issues with the loan/collateral (including payment default). Interest is currently paid to 6/6/2024 (debt has been accelerated). The property experienced a casualty loss in Q2 2023. Cash flows at the property decreased and ceased covering waterfall obligations. One of the parking structures was closed by the municipality. Foreclosure complaint and motion for receiver filed early June 2024. Receiver appointed 7/12/2024. Rec eiver evaluation of the asset remains ongoing, though several projects (HVAC, parking garage, etc.) are in process. Special Servicer has completed pre-foreclosure diligence and has received the judgment of foreclosure. Updated appraisal isbeing finalized. A repurchase claim has been filed with the initial hearing in the litigation scheduled for late July 2026. A receiver sale effort is expected to launch in Q3 2026.

11	10245663	IN	IL	04/09/25	9

Loan transferred to Special Servicing effective 4/9/25 due to payment default. Collateral is a 724,424 sf industrial property located in Mount Vernon, IL which is 100% occupied by Walgreens Boots Alliance and utilized as a regional distribution

	center. F oreclosure Complaint filed 11/5/25. A modification and reinstatement agreement was executed in May 2026. Return to master servicer expected August 2026.

16-A-2-1	10245668	LO	NJ	05/05/25	2
	Foreclosure filed 6/30/2026 and the complaint is currently out for service to all defendants, of which only one remains unserved. Borrower remains non-compliant with cash management.

16-A-2-2	10245669	Various	Various	05/05/25	2
	Foreclosure filed 6/30/2026 and the complaint is currently out for service to all defendants, of which only one remains unserved. Borrower remains non-compliant with cash management.

31	10245683	MF	NY	02/05/24	2

The Loan transferred to special servicing effective 2/7/2024 due to payment default. The loan is currently due for the 8/6/2024 payment. Other amounts (including costs/expenses/default interest/late charges) have not been paid. The Loan is secured bytwo a partment buildings totaling 16-units in Brooklyn, NY. Special Servicer was seeking to resume reinstatement discussions, though the loan has remained delinquent. Legal counsel has been engaged and the debt formally demanded and accelerated. Foreclosure com plaint filed December 2024. Updated appraisal has been finalized. Note sale effort launched late June 2025. Receiver appointed in January 2026, though it has encountered challenges in procuring

	information from the owner. Special serviceris dual tracking foreclosure with a sale projected in 4Q26 at the earliest.					Special servicer is also considering remarketing the note for sale in 4Q26.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
11	10245663	1 0.00	6.14000%	0.00	6.14000%	8	05/06/26	05/06/26	05/06/26
18	10244199	1 0.00	6.13800%	0.00	6.13800%	8	01/28/26	09/30/25	09/30/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	10245680 01/16/26	7,580,000.00	10,850,000.00	5,085,493.39	1,139,059.55	5,085,493.39	3,946,433.84	3,633,566.16	0.00	0.00	3,633,566.16	47.93%
32	10245684 10/20/25	5,900,000.00	8,150,000.00	4,946,057.79	771,791.34	4,946,057.79	4,174,266.45	1,725,733.55	0.00	0.00	1,725,733.55	29.24%
36	10245686 10/20/25	2,800,000.00	4,550,000.00	1,847,763.18	348,446.57	1,847,763.18	1,499,316.61	1,300,683.39	0.00	0.00	1,300,683.39	46.45%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		16,280,000.00	23,550,000.00	11,879,314.36	2,259,297.46	11,879,314.36	9,620,016.90	6,659,983.10	0.00	0.00	6,659,983.10

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	10245680	01/16/26	0.00	0.00	3,633,566.16	0.00	0.00	3,633,566.16	0.00	0.00	3,633,566.16
32	10245684	10/20/25	0.00	0.00	1,725,733.55	0.00	0.00	1,725,733.55	0.00	0.00	1,725,733.55
36	10245686	10/20/25	0.00	0.00	1,300,683.39	0.00	0.00	1,300,683.39	0.00	0.00	1,300,683.39
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,659,983.10	0.00	0.00	6,659,983.10	0.00	0.00	6,659,983.10

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	11,732.64	0.00	0.00	72,935.95	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	6,716.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16-A-2-1	0.00	0.00	4,954.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	991.65	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	5,858.33	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,903.42	0.00	0.00	78,794.28	0.00	0.00	991.65	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		106,689.35

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Supplemental Notes
None

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